Intangible Assets and Liabilities - Schedule of Amortization Expense Related to Intangible Assets and Liabilities (Detail) $ in Thousands	Feb. 03, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
2018	$ 21,845
2019	19,047
2020	17,133
2021	15,055
2022	12,211
Below Market Lease [Member]
Finite-Lived Intangible Assets [Line Items]
2018	8,636
2019	7,633
2020	7,117
2021	6,153
2022	4,507
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
2018	15,371
2019	13,491
2020	11,862
2021	10,483
2022	$ 9,230